LEASES - The weighted average remaining lease terms and discount rates (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 9 months 10 days	1 year 9 months 10 days
Weighted average discount rate	3.943%	3.943%
Operating lease payments	¥ 1,442.0	$ 203.1	¥ 875.7
Total operating lease expenses	1,399.2	197.1	¥ 854.6
Operating leases that have not yet commenced	¥ 143.7	$ 20.2
Minimum
Remaining lease term and discount rate:
Term of operating leases that have not yet commenced (in months)	12 months	12 months
Maximum
Remaining lease term and discount rate:
Term of operating leases that have not yet commenced (in months)	122 months	122 months